Summary of significant accounting policies and basis of presentation - Antidilutive securities (Details) - shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Warrants
Net loss per share
Anti-dilutive shares of common stock (in shares)	7,428,571
Stock options
Net loss per share
Anti-dilutive shares of common stock (in shares)	6,139,647	3,293,341
RSUs
Net loss per share
Anti-dilutive shares of common stock (in shares)	222,000	170,000